Debt Obligations - Growth Capital Term-Debt and Working Capital Line of Credit - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 18, 2014	Aug. 21, 2013	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Line of Credit Facility [Line Items]
Available borrowing with revolving line of credit				$ 35,000,000	$ 35,000,000
Line of credit facility exceeds borrowing capacity to maintain ratio			10,000,000	10,000,000
Outstanding borrowing				0
Growth Capital Term Debt
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		4,250,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	35,000,000	20,000,000
Term loan interest rate		4.75%
Percentage of eligible accounts receivable		80.00%
Line of credit facility expiration date	Apr. 01, 2016
Line of credit facility, covenant terms			Under the amended and restated loan and security agreement, the Company may borrow under the revolving line of credit up to the lesser of (a) $35.0 million, and (b) a borrowing base equal to 80% of eligible accounts receivable as defined in the agreement, as amended. If the Company’s trailing nine-month EBITDA as defined in the amendment is less than $1.0 million, then the outstanding amount of advances under the equipment loan facility are deducted from availability. Advances under the line of credit accrue interest at a floating per annum rate equal to the Western Edition Wall Street Journal prime rate. While the interest rate applicable to outstanding advances under the revolving line did not change under the amendment, the Company is now required to pay a minimum amount of interest equal to the amount of interest that would accrue per quarter on a notional outstanding principal balance of $2.0 million, or $1.0 million if the Company maintains more than $50.0 million in deposits with the lender.	Under the amended and restated loan and security agreement, the Company may borrow under the revolving line of credit up to the lesser of (a) $35 million and (b) a borrowing base equal to 80% of eligible accounts receivable as defined in the agreement. If the Company’s trailing nine-month EBITDA as defined in the amendment is less than $1,000,000, then the outstanding amount of advances under the equipment loan facility are deducted from availability. Advances under the line of credit accrue interest at a floating per annum rate equal to the prime rate as published in the Western Edition Wall Street Journal. While the interest rate applicable to outstanding advances under the revolving line did not change under the amendment, the Company is now required to pay a minimum amount of interest equal to the amount of interest that would accrue per quarter on a notional outstanding principal balance of $2 million, or $1 million if the Company maintains more than $50 million in deposits with the lender.
Lender Deposits				50,000,000
Line of credit facility, applicable margin	0.50%
Revolving Credit Facility | Deposits With Lender More Than Fifty Million
Line of Credit Facility [Line Items]
Investment Owned, Balance, Principal Amount			2,000,000
Revolving Credit Facility | Deposits With Lender Less Than Or Equals To Fifty Million
Line of Credit Facility [Line Items]
Investment Owned, Balance, Principal Amount			1,000,000
Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Investment Owned, Balance, Principal Amount				2,000,000
Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Investment Owned, Balance, Principal Amount				1,000,000
Revolving Credit Facility | E B I T D A
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				1,000,000
Equipment Term Loan Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,000,000			$ 3,000,000
Line of credit facility expiration date	Dec. 31, 2014